Offerings - Offering: 1	Oct. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	7.15
Maximum Aggregate Offering Price	$ 7,150,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 987.41
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover an indeterminate number of additional shares of Common Stock to be offered or issued from stock splits, stock dividends or similar transactions. (b) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act and based upon the average of the high and low sales prices of a share of common stock as reported on the Nasdaq Capital Market on September 29, 2025.